12. Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
SummaryOfInvestmentsLineItems [Line Items]
Equity	R$ 17,513,009	R$ 15,419,211		R$ 13,716,606	R$ 13,304,403
Profit for the year	2,519,310	2,947,098		536,279
Investments	36,932	31,096
Dividends distributed	598,612	700,034
Sesamm
SummaryOfInvestmentsLineItems [Line Items]
Equity	39,262	37,198		32,313
Provisioned dividends	(643)	0	[1]
Provisioned dividends - change in the equity	0	0
Profit for the year	2,707	8,601		6,082
Profit for the year - change in the equity	0
Investments	14,135	13,391
Dividends distributed	(231)	0	[1]
Dividends distributed - change in the equity	0
Equity in the earnings of subsidiaries	975	R$ 3,096		R$ 2,190
Equity in the earnings of subsidiaries - change in the equity	R$ 0
Interest percentage	36.00%	36.00%		36.00%
Aguas de Andradina
SummaryOfInvestmentsLineItems [Line Items]
Equity	R$ 21,432	R$ 16,161		R$ 15,191
Provisioned dividends	0	800	[1]
Provisioned dividends - change in the equity	800
Profit for the year	4,471	1,772		2,371
Profit for the year - change in the equity	(2,040)
Investments	5,818	4,849
Dividends distributed	0	240	[1]
Dividends distributed - change in the equity	240
Equity in the earnings of subsidiaries	1,341	R$ 532		R$ 711
Equity in the earnings of subsidiaries - change in the equity	R$ (612)
Interest percentage	30.00%	30.00%		30.00%
Aguas de Castilho
SummaryOfInvestmentsLineItems [Line Items]
Equity	R$ 4,858	R$ 3,706		R$ 3,449
Provisioned dividends	0	219	[1]
Provisioned dividends - change in the equity	219
Profit for the year	933	631		773
Profit for the year - change in the equity	22
Investments	1,465	1,112
Dividends distributed	0	66	[1]
Dividends distributed - change in the equity	66
Equity in the earnings of subsidiaries	280	R$ 189		R$ 232
Equity in the earnings of subsidiaries - change in the equity	R$ 7
Interest percentage	30.00%	30.00%		30.00%
Saneaqua Mairinque
SummaryOfInvestmentsLineItems [Line Items]
Equity	R$ 4,480	R$ 4,090		R$ 3,560
Provisioned dividends	0	0	[1]
Provisioned dividends - change in the equity	0
Profit for the year	390	723		1,145
Profit for the year - change in the equity	(153)
Investments	1,298	1,227
Dividends distributed	0	0	[1]
Dividends distributed - change in the equity	0
Equity in the earnings of subsidiaries	117	R$ 217		R$ 344
Equity in the earnings of subsidiaries - change in the equity	R$ (46)
Interest percentage	30.00%	30.00%		30.00%
Attend Ambiental
SummaryOfInvestmentsLineItems [Line Items]
Equity	R$ 5,249	R$ 3,925		R$ 3,084
Provisioned dividends	0	0	[1]
Provisioned dividends - change in the equity	0
Profit for the year	1,324	841		3,195
Profit for the year - change in the equity	(80)
Investments	2,326	1,766
Dividends distributed	0	0	[1]
Dividends distributed - change in the equity	0
Equity in the earnings of subsidiaries	596	R$ 378		R$ 1,388
Equity in the earnings of subsidiaries - change in the equity	R$ (36)
Interest percentage	45.00%	45.00%		45.00%
Aquapolo Ambiental
SummaryOfInvestmentsLineItems [Line Items]
Equity	R$ 18,810	R$ 12,340		R$ 11,651
Provisioned dividends	0	0	[1]
Provisioned dividends - change in the equity	0
Profit for the year	6,470	689		(4,569)
Profit for the year - change in the equity	(53)
Investments	9,191	6,047
Dividends distributed	0	0	[1]
Dividends distributed - change in the equity	0
Equity in the earnings of subsidiaries	3,170	R$ 338		R$ (2,239)
Equity in the earnings of subsidiaries - change in the equity	R$ (26)
Interest percentage	49.00%	49.00%		49.00%
Paulista Geradora de Energia
SummaryOfInvestmentsLineItems [Line Items]
Equity	R$ 8,447	R$ 8,469		R$ 8,509
Provisioned dividends	0	0	[1]
Provisioned dividends - change in the equity	0
Profit for the year	(22)	(40)		(114)
Profit for the year - change in the equity	0
Investments	2,111	2,117
Dividends distributed	0	0	[1]
Dividends distributed - change in the equity	0
Equity in the earnings of subsidiaries	(6)	R$ (10)		R$ (29)
Equity in the earnings of subsidiaries - change in the equity	R$ 0
Interest percentage	25.00%	25.00%		25.00%
Total
SummaryOfInvestmentsLineItems [Line Items]
Investments	R$ 36,344	R$ 30,509
Dividends distributed	(231)	306	[1]
Dividends distributed - change in the equity	306
Equity in the earnings of subsidiaries	6,473	4,740		R$ 2,597
Equity in the earnings of subsidiaries - change in the equity	(713)
Other investments
SummaryOfInvestmentsLineItems [Line Items]
Investments	R$ 588	R$ 587

[1]	Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2016 were disclosed after disclosure of the Company's financial statements.